Consolidated Statements of Stockholders’ Equity (Deficit) and Noncontrolling Interest - USD ($)		Class A Thunder Bridge Acquisition II, Ltd Common Stock	Class A Common Stock		Class V Common Stock		Class B Thunder Bridge Acquisition II, Ltd Common Stock	Thunder Bridge Acquisition II, Ltd Additional Paid in Capital	Thunder Bridge Acquisition II, Ltd Retained Earnings	Thunder Bridge Acquisition II, Ltd	Members’ Equity	Additional Paid in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Stockholders’ Deficit Attributable to indie Semiconductor, Inc.	Noncontrolling Interest	Total
Balance at Feb. 12, 2019
Balance (in Shares) at Feb. 12, 2019
Sale of Class B ordinary share to sponsor							$ 863	24,137		25,000
Sale of Class B ordinary share to sponsor (in Shares)							8,625,000
Sale of 34,500,000 Units, net of underwriters discount and offering costs		$ 3,450						309,237,190		309,237,190
Sale of 34,500,000 Units, net of underwriters discount and offering costs (in Shares)		34,500,000
Common stock subject to redemption		$ (3,450)						(309,261,327)	(38,196,074)	(347,460,851)
Common stock subject to redemption (in Shares)		(34,500,000)
Net income (loss)									3,619,908	3,619,908
Balance at Dec. 31, 2019							$ 863		(34,576,166)	(34,576,166)	$ 41,468,000	$ 577,000	$ (55,766,000)	$ (241,000)	$ (13,962,000)	$ 3,380,000	$ (10,582,000)
Balance (in Shares) at Dec. 31, 2019							8,625,000				2,251,020
Balance – December 31, 2019							$ 863		(34,576,166)	(34,575,303)
Balance – December 31, 2019 (in Shares)							8,625,000
Common stock subject to redemption									(2,017,548)	(6,779,026)
Net income (loss)									6,779,032	6,779,032
Balance at Mar. 31, 2020							$ 863		4,998,800	5,000,007
Balance (in Shares) at Mar. 31, 2020							8,625,000
Balance at Dec. 31, 2019							$ 863		(34,576,166)	(34,576,166)	$ 41,468,000	577,000	(55,766,000)	(241,000)	(13,962,000)	3,380,000	(10,582,000)
Balance (in Shares) at Dec. 31, 2019							8,625,000				2,251,020
Retroactive application of recapitalization			$ 3,000		$ 3,000						$ (41,468,000)	41,462,000
Retroactive application of recapitalization (in Shares)			33,405,625	[1]	33,373,294	[1]					(2,251,020)
Adjusted balance, beginning of period			$ 3,000		$ 3,000							42,039,000	(55,766,000)	(241,000)	(13,962,000)	3,380,000	(10,582,000)
Adjusted balance, beginning of period (in Shares)			33,405,625	[1]	33,373,294	[1]
Vesting of equity awards
Vesting of equity awards (in Shares)	[1]		882,908
Proceeds from sale of noncontrolling interest																6,180,000	6,180,000
Issuance of Class H Units												711,000			711,000		711,000
Issuance of Class H Units (in Shares)	[1]		125,101
Issuance of Class G Units												405,000			405,000		405,000
Common stock subject to redemption									(2,122,286)	(2,122,286)
Net income (loss)									(73,292,930)	(73,292,930)			(97,498,000)		(97,498,000)	(866,000)	(98,364,000)
Foreign currency translation adjustment														32,000	32,000	126,000	158,000
Balance at Dec. 31, 2020			$ 3,000		$ 3,000		$ 863		(109,991,382)	(109,990,519)		43,155,000	(153,264,000)	(209,000)	(110,312,000)	8,820,000	(101,492,000)
Balance (in Shares) at Dec. 31, 2020			34,413,634	[1]	33,373,294	[1]	8,625,000
Common stock subject to redemption									(8,621)
Net income (loss)									38,507,524	38,507,524
Balance at Mar. 31, 2021							$ 863		(71,492,479)	(71,482,995)
Balance (in Shares) at Mar. 31, 2021							8,625,000
Balance at Dec. 31, 2020			$ 3,000		$ 3,000		$ 863		$ (109,991,382)	$ (109,990,519)		43,155,000	(153,264,000)	(209,000)	(110,312,000)	8,820,000	(101,492,000)
Balance (in Shares) at Dec. 31, 2020			34,413,634	[1]	33,373,294	[1]	8,625,000
Vesting of equity awards
Vesting of equity awards (in Shares)	[1]		1,943,838
Share-based compensation												22,905,000			22,905,000		22,905,000
Net income (loss)													(2,619,000)		(2,619,000)	(586,000)	(3,205,000)
Reverse recapitalization on June 10, 2021			$ 6,000									251,229,000			251,235,000		251,235,000
Reverse recapitalization on June 10, 2021 (in Shares)			60,441,289	[1]	454,077	[1]
Reverse recapitalization: ADK Minority Holders interest on June 10, 2021												(36,831,000)	40,892,000	40,000	4,101,000	(4,101,000)
Reverse recapitalization: ADK Minority Holders interest on June 10, 2021 (in Shares)	[1]		(378,605)
Net loss after June 10, 2021													(85,425,000)		(85,425,000)	(29,977,000)	(115,402,000)
Reclassification of earn-out liability												158,517,000			158,517,000		158,517,000
Issuance per Exchange of Class V to Class A												(3,237,000)			(3,237,000)	3,237,000
Issuance per Exchange of Class V to Class A (in Shares)			3,379,290	[1]	(3,379,290)	[1]
Issuance per Exchange of ADK LLC units to Class A
Issuance per Exchange of ADK LLC units to Class A (in Shares)	[1]		55,601
Issuance per net settlement of equity awards and cash exercise of stock options												(1,778,000)			(1,778,000)		(1,778,000)
Issuance per net settlement of equity awards and cash exercise of stock options (in Shares)	[1]		796,590
Issuance per TeraXion acquisition			$ 1,000									81,275,000			81,276,000	1,165,000	82,441,000
Issuance per TeraXion acquisition (in Shares)	[1]		5,805,144
Release of shares previously held in escrow			$ 1,000									(344,000)			(343,000)	344,000	1,000
Release of shares previously held in escrow (in Shares)	[1]		1,725,000
Foreign currency translation adjustment														(1,274,000)	(1,274,000)	(91,000)	(1,365,000)
Balance at Dec. 31, 2021			$ 11,000		$ 3,000							$ 514,891,000	$ (200,416,000)	$ (1,443,000)	$ 313,046,000	$ (21,189,000)	$ 291,857,000
Balance (in Shares) at Dec. 31, 2021	[1]		108,181,781		30,448,081

[1]	Retroactively restated to give effect to the reverse recapitalization.